Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Loss [Abstract]
Revenue	$ 1,696,336	$ 1,587,331	$ 1,602,494	$ 1,360,723	$ 1,652,788	$ 1,583,352	$ 1,604,386	$ 1,320,826	$ 6,246,884	$ 6,161,352	$ 5,865,685
Operating Expenses [Abstract]
Direct operating expenses (excludes depreciation and amortization)	650,495	624,526	607,095	614,434	635,789	654,163	630,015	584,069	2,496,550	2,504,036	2,381,647
Selling, general and administrative expenses (excludes depreciation and amortization)	431,841	419,855	398,123	423,628	421,952	402,160	420,436	372,710	1,673,447	1,617,258	1,570,212
Corporate expenses (excludes depreciation and amortization)	76,861	70,811	71,158	69,198	64,016	54,247	56,486	52,347	288,028	227,096	284,042
Depreciation and amortization	189,730	182,350	181,839	175,366	192,422	197,532	189,641	183,711	729,285	763,306	732,869
Impairment charges	37,651	0	0	0	7,614	0	0	0	37,651	7,614	15,364
Other operating income - net	968	42,118	1,917	3,124	(771)	(6,490)	3,229	16,714	48,127	12,682	(16,710)
Operating income (loss)	310,726	331,907	346,196	81,221	330,224	268,760	311,037	144,703	1,070,050	1,054,724	864,841
Interest expense	400,930	388,210	385,867	374,016	368,397	369,233	358,950	369,666	1,549,023	1,466,246	1,533,341
Loss on marketable securities	(4,580)	0	0	0	(4,827)	0	0	0	(4,580)	(4,827)	(6,490)
Equity in earnings (loss) of nonconsolidated affiliates	6,643	3,663	4,696	3,555	13,502	5,210	5,271	2,975	18,557	26,958	5,702
Gain (loss) on debt extinguishment	(239,556)	0	0	(15,167)	0	4,274	0	(5,721)	(254,723)	(1,447)	60,289
Other income (expense) - net	1,929	824	(1,397)	(1,106)	(5,370)	3,033	(4,517)	3,685	250	(3,169)	(13,834)
Loss before income taxes	(325,768)	(51,816)	(36,372)	(305,513)	(34,868)	(87,956)	(47,159)	(224,024)	(719,469)	(394,007)	(622,833)
Income tax benefit	128,986	13,232	8,663	157,398	3,468	20,665	9,184	92,661	308,279	125,978	159,980
Consolidated net loss	(196,782)	(38,584)	(27,709)	(148,115)	(31,400)	(67,291)	(37,975)	(131,363)	(411,190)	(268,029)	(462,853)
Less amount attributable to noncontrolling interest	(5,518)	11,977	11,316	(4,486)	11,627	6,765	15,204	469	13,289	34,065	16,236
Net loss attributable to the Company	(191,264)	(50,561)	(39,025)	(143,629)	(43,027)	(74,056)	(53,179)	(131,832)	(424,479)	(302,094)	(479,089)
Other comprehensive income, net of tax:
Foreign currency translation adjustments									40,242	(29,647)	26,301
Unrealized gain on securities and derivatives:
Unrealized gain (loss) on marketable securities									23,103	(224)	17,187
Unrealized holding gain (loss) on cash flow derivatives									52,112	33,775	15,112
Reclassification adjustment for realized loss on marketable securities included in net loss									3,180	3,787	14,750
Other comprehensive income									118,637	7,691	73,350
Comprehensive loss									(305,842)	(294,403)	(405,739)
Less amount attributable to noncontrolling interest									5,878	4,324	8,857
Comprehensive loss attributable to the Company									$ (311,720)	$ (298,727)	$ (414,596)